Business Acquisitions - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Jul. 31, 2025 employee	Jun. 27, 2025 employee	Apr. 08, 2025 employee	Dec. 31, 2024 CAD ($)	Apr. 30, 2024 employee	Feb. 09, 2024 employee	Jan. 08, 2024 employee
Disclosure of detailed information about business combination [line items]
Provisions for claims recognized	$ 13.7				$ 24.2
Measurement period adjustments recognised for goodwill	(19.2)
Measurement period adjustments recognised for notes payable	12.9
Measurement period adjustments recognised for identifiable assets acquired	32.1
Measurement period adjustments recognised for intangible assets	62.0
Measurement period adjustments recognised for other net assets	2.1
Measurement period adjustments recognised for trade, other payables and deferred revenue	18.6
Measurement period adjustments recognised for lease assets	(13.4)
ZETCON Ingenieure GmbH
Disclosure of detailed information about business combination [line items]
Number of employees | employee								645
Morrison Hershfield Group Inc
Disclosure of detailed information about business combination [line items]
Number of employees | employee							1,150
Hydrock Holdings Limited
Disclosure of detailed information about business combination [line items]
Number of employees | employee						950
Kallan Sustainable Holdings Limited and Ryan Hanley Limited
Disclosure of detailed information about business combination [line items]
Number of employees | employee				150
Cosgroves Group Limited
Disclosure of detailed information about business combination [line items]
Number of employees | employee			90
Page Southerland Page, LLC.
Disclosure of detailed information about business combination [line items]
Number of employees | employee		1,400
Goodwill and intangible assets expected to be deductible for tax purposes	624.0
Client relationships included in intangible assets	177.4
Provisions for claims recognized	11.4
Gross revenue earned	217.1
Gross revenue from combined continuing operations	8,525.4
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Goodwill and intangible assets expected to be deductible for tax purposes	0.0
Provisions for claims recognized	2.3
Gross revenue earned	24.8
Aggregated individually immaterial business combinations | Claims
Disclosure of detailed information about business combination [line items]
Provisions for claims recognized	$ 8.5